Submission	Aug. 11, 2025
Submission [Line Items]
Central Index Key	0001611547
Registrant Name	URBAN EDGE PROPERTIES
Registration File Number	333-289464
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A